Notes Payable - Additional Information (Detail)	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2013 Unsecured Senior Notes Due Two Thousand Seventeen	Nov. 28, 2012 Unsecured Senior Notes Due Two Thousand Seventeen USD ($)	Dec. 31, 2013 Unsecured Senior Notes Due Two Thousand Twenty Two	Nov. 28, 2012 Unsecured Senior Notes Due Two Thousand Twenty Two USD ($)	Dec. 31, 2013 Unsecured Senior Notes Due Twenty Eighteen	Nov. 28, 2012 Unsecured Senior Notes Due Twenty Eighteen USD ($)	Dec. 31, 2013 Unsecured Senior Notes USD ($)	Dec. 31, 2013 Unsecured Senior Notes CNY	Dec. 31, 2012 Unsecured Senior Notes CNY	Nov. 28, 2012 Unsecured Senior Notes Tranche
Debt Instrument [Line Items]
Number of tranches issued and sold										2
Debt face amount		$ 750,000,000		$ 750,000,000		$ 1,000,000,000
Debt, maturity date	Nov. 28, 2017		Nov. 28, 2022		Aug. 06, 2018
Interest rate	2.25%		3.50%		3.25%
Net proceeds from issuance of debt							1,000,000,000	6,070,000,000	9,300,000,000
Discount on debt issued							3,380,000	20,470,000
Debt issuance cost							$ 13,190,000	79,850,000
Effective interest rate	2.36%		3.59%		3.39%